RECEIVABLES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2022
Receivables From Customers
RECEIVABLES FROM CUSTOMERS

8.	RECEIVABLES FROM CUSTOMERS

	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	2022	2021
Billed supply	1,415	568	642	615	3,240	3,410
Unbilled supply	1,244	-	-	-	1,244	930
Other concession holders - wholesale supply	22	45	-	-	67	52
Other concession holders - wholesale supply, unbilled	369	-	-	-	369	265
CCEE (Power Trading Chamber)	33	121	7	1	162	169
Concession Holders - power transport	53	18	22	87	180	170
Concession Holders - power transport, unbilled	370	-	-	-	370	319
(-) Provision for expected credit losses	(146)	(87)	(112)	(475)	(820)	(833)
	3,360	665	559	228	4,812	4,482

Current assets					4,769	4,430
Non-current assets					43	52

As from August 2022, to provide a more accurate estimate of losses expected in connection with overdue client accounts, the life time probabilities of default changed from 12 to 24 months. This resulted in a reversal of R$ 131 in the expected credit losses from clients in the year 2022.

The Company’s exposure to credit risk related to customers and traders is provided in Note 31.

The expected credit losses are considered to be sufficient to cover any potential losses in the realization of accounts receivable, and the breakdown by type of customers is as follows:

	2022	2021
Residential	272	221
Industrial	168	185
Commercial, services and others	203	220
Rural	33	34
Public authorities	28	45
Public lighting	1	2
Public services	33	38
Charges for use of the network (TUSD)	82	88
	820	833

On July 31, 2020 CEMIG D filed an application to the tax authority of State of Minas Gerais to offset debts for energy consumption and service owed by the direct and indirect administrations of Minas Gerais State, using amounts of ICMS tax payable, under Article 3 of Minas Gerais State Decree 47,908/2020, which regulated State Law 47,891/2020. The debts from the State of Minas Gerais that qualify for offset are those past due on June 30, 2019, an amount of R$222. The offsetting started in April 2021, after the approval by the State Treasury Department and the formalization of the Agreement Term and Debt Acknowledgment which occurred on March 31, 2021. In December 2022 the last installment of the total of 21 was compensated, in the amount of R$11 each.

Changes in the expected credit losses are as follows:

Balance on December 31, 2019	810
Additions, net (Note 28)	146
Disposals	(244)
Balance on December 31, 2020	712
Additions, net (Note 28)	144
Disposals	(23)
Balance on December 31, 2021	833
Additions, net (i) (Note 28)	109
Disposals	(122)
Balance on December 31, 2022	820

(2)	(i) Presented net of the reversal of R$ 130,569.

Accounting policy

Accounts receivable from customers, which include traders and power transport concession holders are initially recognized at the sales value of the energy supplied or the value of the gas supplied and are measured at amortized cost. These receivables are stated with the amount of sales tax included, net of the taxes withheld by the payers, which are recognized as recoverable taxes.

The adjustment for expected credit losses is recorded based on policies approved by Management. The main criteria defined by the Company and its subsidiaries are: (i) for consumers with significant amounts outstanding, the balance receivable is analyzed taking into account the history of the debt, ongoing negotiations and real guarantees; and (ii) for large consumers, an individual analysis is made of debtors and ongoing initiatives to receive the credits.

For captive customers, the Company adopts in its analysis a simplified approach, considering that the balances of its Accounts Receivable do not have significant financing components and estimates the expected loss considering the average history of non-collection over the total amount billed in each month, based on 24 months of billing, segregated by consumer class and projected for the next 12 months considering the age of maturity of the invoices, including those not yet due and unbilled.

The expected losses for overdue accounts of customers that renegotiated their debt is measured based on the maturity date of the original invoice, despite the new terms negotiated. Expected losses are fully recognized for accounts overdue for more than 24 months.

Expected losses for invoices unbilled, not yet due or less than 12 months past due are measured according to the potential default events, or losses of credit expected for the whole life of a financial instrument, if the credit risk has significantly increased since its initial recognition.

The contract asset is transferred to the financial asset (Consumers and resellers and concessionaires - Energy transport), within the scope of IFRS 9, after the issuance of the credit notice, monthly issued by ONS, authorizing RAP billing, which is when the right to consideration is unconditional.

The financial asset is recognized at the transaction price and the assets are subsequently measured at amortized cost, using the effective interest method, adjusted by impairment losses, when applicable, and recognizing the deferred taxes. As required by IFRS 9 - Financial Instruments, the financial asset carrying amount is analyzed and, when applicable, a loss allowance for expected credit losses is recognized.